Intangible assets, net (Details) - Schedule of intangible assets, net - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	May 31, 2019	Jun. 30, 2018
Schedule of intangible assets, net [Abstract]
Trademark	¥ 16,200	¥ 16,200
Backlog	5,815	5,815
Customer relationship	11,400	11,400
Reacquired right	200	200
Total cost	33,615	33,615
Less: accumulated amortization	14,278	8,647
Intangible assets, net	¥ 19,337	¥ 24,968	¥ 200	¥ 41,010